CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 269,957	$ 192,172	$ 31,786
Accounts receivable, net	215,727	379,805	48,922
Prepaid expenses and other current assets	148,513	48,648	36,111
Total current assets	634,197	620,625	116,819
Non-Current Assets:
Property and equipment, net	4,175,333	4,423,148	3,046,942
Operating lease right of use assets	4,531,784	3,886,045	0
Intangible assets, net	4,827,998	5,369,083	6,671,582
Goodwill	1,640,099	1,050,366	924,361
Deposits and other assets	150,631	104,486	62,013
Total non-current assets	15,325,845	14,833,128	10,704,898
Total assets	15,960,042	15,453,753	10,821,717
Current Liabilities:
Accounts payable and accrued expenses	7,761,710	6,543,635	4,993,970
Deferred revenue	433,277	305,741	6,450
Customer liability	338,725	338,725	338,725
Current portion of loans, advances and agreements	2,062,544	344,758	716,936
Current portion of convertible notes payable, net of discounts	1,711,098	2,101,649	10,000
Notes payable - related parties, net of discount	10,668,612	9,297,078	9,137,982
Current portion of convertible notes payable - related parties, net of discounts	904,881	534,381	202,688
Derivative liabilities	6,582,252	8,836,514	0
Current portion of operating lease liabilities	2,010,102	1,921,843	0
Financing lease liabilitiy	0	0	138,774
Financing lease liability - related party	750,964	626,561	598,490
Total current liabilities	33,224,165	30,850,885	16,144,015
Non-Current Liabilities:
Loans, advances and agreements, net of current portion and discounts	902,551	1,000,500	0
Convertible note payable, net of current portion and discounts	0	0	5,000
Convertible notes payable - related parties, net of current portion and discounts	18,000	388,500	599,200
Long term portion of operating lease liabilities	2,716,507	2,009,737	0
Total non-current liabilities	3,637,058	3,398,737	604,200
Total liabilties	36,861,223	34,249,622	16,748,215
Commitments and contingencies
Total mezzanine equity	4,794,473	0	0
Stockholders' Deficit:
Common stock	858,563	177,630	136,954
Subscriptions payable	811,234	574,256	168,006
Additional paid-in capital	10,523,169	13,279,749	12,567,881
Accumulated deficit	(37,692,263)	(32,831,093)	(18,802,928)
Total TPT Global Tech, Inc. stockholders' deficit	(25,499,297)	(18,795,869)	(5,926,498)
Non-controlling interests	(196,357)	0	0
Total stockholders' deficit	(25,695,654)	(18,795,869)	(5,926,498)
Total liabilities and stockholders' deficit	15,960,042	15,453,753	10,821,717
Series A Preferred Stock
Non-Current Liabilities:
Total mezzanine equity	3,117,000	0	0
Stockholders' Deficit:
Preferred stock	0	1,000	1,000
Series B Preferred Stock
Non-Current Liabilities:
Total mezzanine equity	1,677,473	0	0
Stockholders' Deficit:
Preferred stock	0	2,589	2,589
Series C Preferred Stock
Stockholders' Deficit:
Preferred stock	0	0	0
Series D Preferred Stock
Stockholders' Deficit:
Preferred stock	$ 0	$ 0	$ 0